Income Taxes - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory income tax rate	35.00%	35.00%	35.00%
Effect of the Tax Cuts and Jobs Act	(68.90%)	0.00%	0.00%
Change in valuation allowance	(11.40%)	1.00%	(3.20%)
State taxes, net of federal benefit	4.80%	4.00%	(1.10%)
Equity-based compensation	(2.40%)	(2.20%)	0.00%
Puerto Rico taxes, net of federal benefit	(1.50%)	0.00%	3.30%
Permanent differences	0.50%	0.60%	1.60%
Federal tax credits, net of reserves	0.30%	(0.50%)	(9.50%)
Other, net	0.10%	(0.60%)	(1.00%)
Effective income tax rate	(43.50%)	37.30%	25.10%